Corporate debt (Tables)	9 Months Ended
Sep. 30, 2021
Corporate debt [Abstract]
Corporate debt
The breakdown of corporate debt as of September 30, 2021 and December 31, 2020 is as follows:

	Balance as of September 30,	Balance as of December 31,
	2021	2020
	($ in thousands)
Non-current	1,009,128	970,077
Current	20,951	23,648
Total Corporate Debt	1,030,079	993,725

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of September 30, 2021 is as follows:

	Remainder of 2021	Between January and September 2022	Between October and December 2022	2023	2024	2025	Subsequent years	Total
	($ in thousands)
2017 Credit Facility	20	-	-	-	-	-	-	20
Revolving Credit Facility	12	-	-	13,631	-	-	-	13,643
Commercial Paper	9,262	4,026	-	-	-	-	-	13,288
2020 Green Private Placement	329	-	-	-	-	-	333,022	333,351
Note Issuance Facility 2020	-	-	-	-	-	-	158,551	158,551
Green Exchangeable Notes	967	-	-	-	-	103,963	-	104,930
Bank loan	10	-	-	1,930	1,930	1,894	-	5,764
Green Senior Notes	6,325	-	-	-	-	-	394,207	400,532
Total	16,925	4,026	-	15,561	1,930	105,857	885,780	1,030,079

The repayment schedule for the corporate debt as of December 31, 2020 was as follows:

	2021	2022	2023	2024	2025	Subsequent years	Total
	($ in thousands)
2017 Credit Facility	41	-	-	-	-	-	41
Notes Issuance Facility 2019	-	-	-	-	343,999	-	343,999
Commercial Paper	21,224	-	-	-	-	-	21,224
2020 Green Private Placement	289	-	-	-	-	351,026	351,315
Note Issuance Facility 2020	-	-	-	-	-	166,846	166,846
Green Exchangeable Notes	2,083	-	-	-	102,144	-	104,227
Bank loan	11	-	2,036	2,036	1,990	-	6,073
Total	23,648	-	2,036	2,036	448,133	517,872	993,725